Schedule of Cash and Cash Equivalents (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value	¥ 137,996	$ 21,149	¥ 281,166
Overseas [Member] | China, Yuan Renminbi [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value	5,668		6,607
Overseas [Member] | US Dollar Denominated [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value | $		32,702		$ 65,059
PRC [Member] | Non VIE [Member] | China, Yuan Renminbi [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value	33,310		13,453
PRC [Member] | Non VIE [Member] | US Dollar Denominated [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value | $		$ 28,643		$ 58,683
PRC [Member] | VIE [Member] | China, Yuan Renminbi [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value	¥ 37,673		¥ 137,364